Note 9 - Production Costs - Components of Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Cost of sales	$ 82,709	$ 62,998	$ 53,126
Blanket Mine [member]
Statement Line Items [Line Items]
Production costs	69,591	62,998	53,126
Salaries and wages	25,042	23,037	20,609
Consumable materials	24,087	23,601	17,375
Consumable materials – COVID-19	0	311	297
Electricity costs	13,496	9,634	10,407
Safety	1,155	998	774
Cash-settled share-based expense (note 12.1(a))	637	853	692
On mine administration	2,783	2,736	1,806
Security	1,020	1,093	826
Solar operations and maintenance services	647	0	0
Obsolete inventory	283	563	36
Pre-feasibility exploration costs	441	172	304
Bilboes [member]
Statement Line Items [Line Items]
Production costs	13,118	0	0
Salaries and wages	2,796	0	0
Consumable materials	8,402	0	0
Electricity costs	553	0	0
Cash-settled share-based expense (note 12.1(a))	23	0	0
On mine administration	$ 1,344	$ 0	$ 0